Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2015
Vessels Under Construction [Member]
Vessels

	2014 (in thousands)	2015 (in thousands)
Vessels under construction at January 1	$61,761	$134,246
Payments to shipyard	222,324	222,835
Other payments including initial stores, capitalized interest and site costs	7,742	13,813
Transfer to vessels in operation	(157,581)	(200,118)

Vessels under construction at December 31	$134,246	$170,776

Vessels In Operation [Member]
Vessels
	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2013	$1,147,878	$14,086	$1,161,964
Transfer in from vessels under construction	155,632	1,949	157,581
Additions	3,503	5,320	8,823
Disposals	—	(1,683)	(1,683)

December 31, 2014	$1,307,013	$19,672	$1,326,685
Additions	3,348	11,558	14,906
Transfer in from vessels under construction	197,518	2,600	200,118
Disposals	(32,893)	(7,101)	(39,994)
Reduction in contract cost of newbuild vessels	(2,350)	—	(2,350)
Vessel write down following collision	(10,500)	—	(10,500)

December 31, 2015	1,462,136	26,729	1,488,865

Accumulated Depreciation
December 31, 2013	$128,760	$6,977	$135,737
Charge for the period	41,688	3,944	45,632
Disposals for the period	—	(1,683)	(1,683)

December 31, 2014	$170,448	$9,238	$179,686
Charge for the period	47,698	5,616	53,314
Disposals for the period	(3,122)	(5,464)	(8,586)

December 31, 2015	215,024	9,390	224,414

Net Book Value
December 31, 2013	$1,019,118	$7,109	$1,026,227

December 31, 2014	$1,136,565	$10,434	$1,146,999

December 31, 2015	$1,247,112	$17,339	$1,264,451